Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 25,894
Property, plant and equipment at end of the period	19,399	€ 25,894
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	757
Property, plant and equipment at end of the period	€ 568	757
Freehold buildings | Minimum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	25 years
Freehold buildings | Maximum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 25,137
Property, plant and equipment at end of the period	18,831	25,137
Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	777
Property, plant and equipment at end of the period	€ 583	777
Network infrastructure and other | Minimum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	1 year
Network infrastructure and other | Maximum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	35 years
Discontinued Operations
Reconciliation of property, plant and equipment
Charge for the year	€ 988	1,485
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	76,457	83,457
Exchange movements	(1,909)	(2,729)
Disposal of subsidiaries		(7,279)
Additions	4,787	5,854
Disposals	(2,085)	(3,977)
Transfer to assets held for sale	(18,969)
Hyperinflation impacts	1,385	1,047
Other	92	84
Property, plant and equipment at end of the period	59,758	76,457
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	1,997	2,361
Exchange movements	(31)	(81)
Disposal of subsidiaries		(69)
Additions	34	49
Disposals	(15)	(253)
Transfer to assets held for sale	(439)
Hyperinflation impacts	9	7
Other	2	(17)
Property, plant and equipment at end of the period	1,557	1,997
Assets in the course of construction	4	10
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	74,460	81,096
Exchange movements	(1,878)	(2,648)
Disposal of subsidiaries		(7,210)
Additions	4,753	5,805
Disposals	(2,070)	(3,724)
Transfer to assets held for sale	(18,530)
Hyperinflation impacts	1,376	1,040
Other	90	101
Property, plant and equipment at end of the period	58,201	74,460
Assets in the course of construction	1,401	1,988
Cost | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,170
Property, plant and equipment at end of the period	1,623	2,170
Accumulated depreciation, amortisation and impairment
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(50,563)	(54,313)
Exchange movements	1,265	1,722
Disposal of subsidiaries		4,561
Charge for the year	4,870	5,627
Disposals	2,054	3,842
Transfer to assets held for sale	12,794
Hyperinflation impacts	(1,039)	(748)
Property, plant and equipment at end of the period	(40,359)	(50,563)
Accumulated depreciation, amortisation and impairment | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,240)	(1,372)
Exchange movements	7	28
Disposal of subsidiaries		18
Charge for the year	56	83
Disposals	15	170
Transfer to assets held for sale	287
Hyperinflation impacts	(2)	(1)
Property, plant and equipment at end of the period	(989)	(1,240)
Accumulated depreciation, amortisation and impairment | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(49,323)	(52,941)
Exchange movements	1,258	1,694
Disposal of subsidiaries		4,543
Charge for the year	4,814	5,544
Disposals	2,039	3,672
Transfer to assets held for sale	12,507
Hyperinflation impacts	(1,037)	(747)
Property, plant and equipment at end of the period	(39,370)	(49,323)
Accumulated depreciation, amortisation and impairment | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,393)
Property, plant and equipment at end of the period	€ (1,040)	€ (1,393)